Consolidated Balance Sheets (CAD)	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	3,936,176	4,690,355
Accounts receivable (note 5)	4,535,912	5,302,865
Prepaid expenses and other current assets	460,140	541,026
Current portion of future income tax asset (note 11)	108,933	1,026,651
Total Current asset	9,041,161	11,560,897
Property and equipment (note 6)	5,140,150	5,230,829
Future income tax asset (note 11)	7,013,431	4,953,934
Intangible assets (note 7)	680,437	1,115,794
Goodwill (note 8)	576,840	658,904
Total Assets	22,452,019	23,520,358
Liabilities
Accounts payable and accrued liabilities (note 9)	3,284,311	5,471,878
Current portion of deferred revenue	250,323	613,081
Current portion of capital lease obligations (note 15)	0	107,964
Future income tax liability (note 11)	56,507	119,081
Total Current liabilities	3,591,141	6,312,004
Deferred revenue	33,898	78,876
Total Liabilities	3,625,039	6,390,880
Shareholders' Equity (note 12)
Share capital	66,419,784	66,200,215
Contributed surplus	19,336,768	18,933,619
Shareholders' Equity Before Adjusting Deficit and Accumulated Other Comprehensive Loss	85,756,552	85,133,834
Deficit	(64,583,644)	(65,684,820)
Accumulated other comprehensive loss	(2,345,928)	(2,319,536)
Total Deficit and Accumulated Other Comprehensive Loss	(66,929,572)	(68,004,356)
Total Shareholders' Equity	18,826,980	17,129,478
Total Liabilities and Stockholders' Equity	22,452,019	23,520,358
Commitment and contingencies (note 17)